Note 4 - Summary of Significant Accounting Policies (Details) - Property and Equipment	3 Months Ended		12 Months Ended
	Mar. 31, 2015	Dec. 31, 2014	Dec. 31, 2014 [1]
Minimum [Member] | Building and Building Improvements [Member]
Property, Plant and Equipment [Line Items]
Property and equipment useful life	5 years		5 years
Minimum [Member] | Mining Equipment [Member]
Property, Plant and Equipment [Line Items]
Property and equipment useful life	2 years		2 years
Minimum [Member] | Furniture and Fixtures [Member]
Property, Plant and Equipment [Line Items]
Property and equipment useful life	3 years		3 years
Maximum [Member] | Building and Building Improvements [Member]
Property, Plant and Equipment [Line Items]
Property and equipment useful life	40 years	40 years	40 years
Maximum [Member] | Mining Equipment [Member]
Property, Plant and Equipment [Line Items]
Property and equipment useful life	7 years	7 years	7 years
Maximum [Member] | Furniture and Fixtures [Member]
Property, Plant and Equipment [Line Items]
Property and equipment useful life	7 years		7 years
Vehicles [Member]
Property, Plant and Equipment [Line Items]
Property and equipment useful life	5 years		5 years

[1]	See Note 4 for explanation of a change in useful life in 2014.